Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000209395 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[1]
C000209395 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000209395 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000209395 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000209395 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000209395 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[1]
C000120680 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000120680 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[2]
C000120680 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[2]
C000120680 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[2]
C000120680 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[2]
C000120680 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[2]
C000120680 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[2]
C000120680 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[2]
C000120680 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[2]
C000120680 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[2]
C000120680 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000120680 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120680 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120680 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120680 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084554 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000084554 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[3]
C000084554 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[3]
C000084554 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[3]
C000084554 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[3]
C000084554 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[3]
C000084554 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[3]
C000084554 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[3]
C000084554 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[3]
C000084554 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[3]
C000084554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000084554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084554 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084554 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095838 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000095838 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[4]
C000095838 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[4]
C000095838 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000095838 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[4]
C000095838 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[4]
C000095838 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[4]
C000095838 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[4]
C000095838 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[4]
C000095838 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[4]
C000095838 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000095838 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095838 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095838 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084555 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[5]
C000084555 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[5]
C000084555 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[5]
C000084555 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[5]
C000084555 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[5]
C000084555 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[5]
C000084555 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[5]
C000084555 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[5]
C000084555 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[5]
C000084555 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[5]
C000084555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000084555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084555 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084555 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209398 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[6]
C000209398 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000209398 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000209398 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000209398 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[6]
C000209398 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[6]
C000209399 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[7]
C000209399 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000209399 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]
C000209399 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000209399 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000209399 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[7]
C000209396 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[8]
C000209396 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000209396 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[8]
C000209396 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000209396 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[8]
C000209396 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[8]
C000209397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[9]
C000209397 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
C000209397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9]
C000209397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000209397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[9]
C000209397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[9]
C000084556 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[10]
C000084556 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[10]
C000084556 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[10]
C000084556 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[10]
C000084556 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[10]
C000084556 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[10]
C000084556 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[10]
C000084556 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[10]
C000084556 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[10]
C000084556 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[10]
C000084556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000084556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084556 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084556 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084553 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[11]
C000084553 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[11]
C000084553 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[11]
C000084553 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[11]
C000084553 [Member] | Raising Cane s Restaurants LLC Term Loan 5 67 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000084553 [Member] | AP Grange Holdings LLC 6 50 03 20 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000084553 [Member] | Goldman Sachs Group Inc The 5 39 02 02 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[11]
C000084553 [Member] | QTS Thunder Managing Issuer LLC 5 67 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[11]
C000084553 [Member] | Royal Bank of Canada 6 50 05 24 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[11]
C000084553 [Member] | Goldman Sachs Group Inc The 5 54 01 21 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[11]
C000084553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000084553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084553 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000084553 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120678 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[12]
C000120678 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[12]
C000120678 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[12]
C000120678 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[12]
C000120678 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[12]
C000120678 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[12]
C000120678 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[12]
C000120678 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[12]
C000120678 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[12]
C000120678 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[12]
C000120678 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000120678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000120678 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120678 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000120678 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120678 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120678 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120678 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120678 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029658 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[13]
C000029658 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[13]
C000029658 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[13]
C000029658 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[13]
C000029658 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[13]
C000029658 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[13]
C000029658 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[13]
C000029658 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[13]
C000029658 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[13]
C000029658 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000029658 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029658 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029658 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029658 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029658 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029658 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029658 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029658 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029660 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[14]
C000029660 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[14]
C000029660 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[14]
C000029660 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[14]
C000029660 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[14]
C000029660 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[14]
C000029660 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[14]
C000029660 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[14]
C000029660 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[14]
C000029660 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[14]
C000029660 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029660 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029660 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029660 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029660 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029660 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029660 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029660 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029660 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029661 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[15]
C000029661 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[15]
C000029661 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[15]
C000029661 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[15]
C000029661 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[15]
C000029661 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[15]
C000029661 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[15]
C000029661 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[15]
C000029661 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[15]
C000029661 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[15]
C000029661 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029661 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029661 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029661 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029661 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071219 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[16]
C000071219 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[16]
C000071219 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[16]
C000071219 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[16]
C000071219 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[16]
C000071219 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[16]
C000071219 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[16]
C000071219 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[16]
C000071219 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[16]
C000071219 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16]
C000071219 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000071219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000071219 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000071219 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071219 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029662 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[17]
C000029662 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[17]
C000029662 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[17]
C000029662 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[17]
C000029662 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[17]
C000029662 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[17]
C000029662 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[17]
C000029662 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[17]
C000029662 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[17]
C000029662 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[17]
C000029662 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029662 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029662 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029662 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029662 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029662 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029662 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029662 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029662 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241067 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[18]
C000241067 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 95 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000241067 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[18]
C000241067 [Member] | Iliad Holding S A S 8 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[18]
C000241067 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[18]
C000241067 [Member] | Global Aircraft Leasing Co Ltd 8 75 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[18]
C000241067 [Member] | CMA CGM S A 4 88 01 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[18]
C000241067 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[18]
C000241067 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[18]
C000241067 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[18]
C000241067 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000241067 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241067 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241067 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000586 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[19]
C000000586 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[19]
C000000586 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000000586 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[19]
C000000586 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[19]
C000000586 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[19]
C000000586 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000000586 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000000586 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[19]
C000000586 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[19]
C000000586 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000000586 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000586 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000586 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000586 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000586 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000586 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000588 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[20]
C000000588 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[20]
C000000588 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[20]
C000000588 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[20]
C000000588 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[20]
C000000588 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[20]
C000000588 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[20]
C000000588 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[20]
C000000588 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[20]
C000000588 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[20]
C000000588 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000000588 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000588 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000588 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000588 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000588 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000588 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071210 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[21]
C000071210 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[21]
C000071210 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[21]
C000071210 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[21]
C000071210 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[21]
C000071210 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[21]
C000071210 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[21]
C000071210 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[21]
C000071210 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[21]
C000071210 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[21]
C000071210 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000071210 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000071210 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071210 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071210 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071210 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120675 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[22]
C000120675 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[22]
C000120675 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[22]
C000120675 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[22]
C000120675 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[22]
C000120675 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[22]
C000120675 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[22]
C000120675 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[22]
C000120675 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[22]
C000120675 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[22]
C000120675 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000120675 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120675 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120675 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120675 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120675 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023117 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[23]
C000023117 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[23]
C000023117 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[23]
C000023117 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[23]
C000023117 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[23]
C000023117 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[23]
C000023117 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[23]
C000023117 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[23]
C000023117 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[23]
C000023117 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[23]
C000023117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000023117 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023117 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023117 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023117 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023117 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023117 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000589 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[24]
C000000589 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[24]
C000000589 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[24]
C000000589 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[24]
C000000589 [Member] | VanEck J P Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[24]
C000000589 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[24]
C000000589 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[24]
C000000589 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[24]
C000000589 [Member] | TransDigm Inc Term Loan L 6 17 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[24]
C000000589 [Member] | Hawaiian Electric Co Inc 6 00 10 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[24]
C000000589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000000589 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000589 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000589 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000589 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000589 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188950 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[25]
C000188950 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[25]
C000188950 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[25]
C000188950 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[25]
C000188950 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[25]
C000188950 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[25]
C000023120 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[26]
C000023120 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[26]
C000023120 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[26]
C000023120 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[26]
C000023120 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[26]
C000023120 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[26]
C000000616 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[27]
C000000616 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[27]
C000000616 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[27]
C000000616 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[27]
C000000616 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[27]
C000000616 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[27]
C000000616 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[27]
C000000616 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[27]
C000000616 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[27]
C000000616 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[27]
C000000616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000616 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000616 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000616 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000616 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000616 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000616 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000616 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000616 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000616 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000616 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000616 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000618 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[28]
C000000618 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[28]
C000000618 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[28]
C000000618 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[28]
C000000618 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[28]
C000000618 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[28]
C000000618 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[28]
C000000618 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[28]
C000000618 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[28]
C000000618 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[28]
C000000618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000618 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000618 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000618 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000618 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000618 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000618 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000618 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000618 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000618 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000618 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000618 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000619 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[29]
C000000619 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[29]
C000000619 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[29]
C000000619 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[29]
C000000619 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[29]
C000000619 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[29]
C000000619 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[29]
C000000619 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[29]
C000000619 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[29]
C000000619 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[29]
C000000619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000619 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000619 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000619 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000619 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000619 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000619 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000619 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000619 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000619 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000619 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000619 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000619 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000611 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[30]
C000000611 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[30]
C000000611 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000000611 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[30]
C000000611 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[30]
C000000611 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[30]
C000217953 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[31]
C000217953 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[31]
C000217953 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[31]
C000217953 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[31]
C000217953 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[31]
C000217953 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[31]
C000085152 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[32]
C000085152 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[32]
C000085152 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[32]
C000085152 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[32]
C000085152 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[32]
C000085152 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[32]
C000000609 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[33]
C000000609 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[33]
C000000609 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[33]
C000000609 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[33]
C000000609 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[33]
C000000609 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[33]
C000085154 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[34]
C000085154 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[34]
C000085154 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[34]
C000085154 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[34]
C000085154 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[34]
C000085154 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[34]
C000000610 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[35]
C000000610 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[35]
C000000610 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[35]
C000000610 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[35]
C000000610 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[35]
C000000610 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[35]
C000071214 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[36]
C000071214 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[36]
C000071214 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[36]
C000071214 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36]
C000071214 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[36]
C000071214 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[36]
C000120676 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[37]
C000120676 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[37]
C000120676 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[37]
C000120676 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[37]
C000120676 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[37]
C000120676 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[37]
C000120676 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[37]
C000120676 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[37]
C000120676 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[37]
C000120676 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[37]
C000120676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000120676 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000120676 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000120676 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120676 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120676 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120676 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120676 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120676 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120676 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120676 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120676 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071216 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[38]
C000071216 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[38]
C000071216 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[38]
C000071216 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[38]
C000071216 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[38]
C000071216 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[38]
C000071216 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[38]
C000071216 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[38]
C000071216 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[38]
C000071216 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[38]
C000071216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000071216 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000071216 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000071216 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000071216 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071216 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071216 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071216 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071216 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071216 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071216 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071216 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000620 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[39]
C000000620 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[39]
C000000620 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[39]
C000000620 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[39]
C000000620 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[39]
C000000620 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[39]
C000000620 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[39]
C000000620 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[39]
C000000620 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[39]
C000000620 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[39]
C000000620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000620 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000620 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000620 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000620 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000620 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000620 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000620 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000620 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000620 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000620 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000620 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023123 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[40]
C000023123 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[40]
C000023123 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[40]
C000023123 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%	[40]
C000023123 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%	[40]
C000023123 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[40]
C000023123 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[40]
C000023123 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[40]
C000023123 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[40]
C000023123 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[40]
C000023123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000023123 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000023123 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023123 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023123 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023123 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023123 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023123 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023123 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023123 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023123 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023123 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023123 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000120677 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[41]
C000120677 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[41]
C000120677 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[41]
C000120677 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[41]
C000120677 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[41]
C000120677 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[41]
C000120677 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[41]
C000120677 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[41]
C000120677 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[41]
C000120677 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[41]
C000120677 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000120677 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000120677 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120677 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000023124 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[42]
C000023124 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[42]
C000023124 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[42]
C000023124 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[42]
C000023124 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[42]
C000023124 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[42]
C000023124 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[42]
C000023124 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[42]
C000023124 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[42]
C000023124 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[42]
C000023124 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000023124 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023124 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023124 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000621 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[43]
C000000621 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[43]
C000000621 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[43]
C000000621 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[43]
C000000621 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[43]
C000000621 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[43]
C000000621 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000000621 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000000621 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[43]
C000000621 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[43]
C000000621 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000000621 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000621 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000621 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000622 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[44]
C000000622 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[44]
C000000622 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[44]
C000000622 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[44]
C000000622 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[44]
C000000622 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[44]
C000000622 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000000622 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000000622 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[44]
C000000622 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[44]
C000000622 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000000622 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000622 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000622 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000623 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[45]
C000000623 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[45]
C000000623 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[45]
C000000623 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[45]
C000000623 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[45]
C000000623 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[45]
C000000623 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[45]
C000000623 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[45]
C000000623 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[45]
C000000623 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[45]
C000000623 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000000623 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000623 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000623 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000071217 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[46]
C000071217 [Member] | BX Trust Series 2021 LGCY Class A 4 28 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[46]
C000071217 [Member] | Alphabet Inc 3 70 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[46]
C000071217 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[46]
C000071217 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[46]
C000071217 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[46]
C000071217 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000071217 [Member] | Morgan Stanley Series I 4 13 10 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000071217 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[46]
C000071217 [Member] | U S Treasury Notes 3 75 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[46]
C000071217 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000071217 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000071217 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000071217 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071217 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000605 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[47]
C000000605 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[47]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[47]
C000000605 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[47]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[47]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[47]
C000000605 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[47]
C000000605 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[47]
C000000605 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[47]
C000000605 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[47]
C000000605 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000000605 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000000605 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000000605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000188949 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[48]
C000188949 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[48]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[48]
C000188949 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[48]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[48]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[48]
C000188949 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[48]
C000188949 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[48]
C000188949 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[48]
C000188949 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[48]
C000188949 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000188949 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000188949 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000188949 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000188949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000188949 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071212 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[49]
C000071212 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[49]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[49]
C000071212 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[49]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[49]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[49]
C000071212 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[49]
C000071212 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[49]
C000071212 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[49]
C000071212 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[49]
C000071212 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000071212 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000071212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000071212 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000071212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071212 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000029663 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[50]
C000029663 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[50]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[50]
C000029663 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[50]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[50]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[50]
C000029663 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[50]
C000029663 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[50]
C000029663 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[50]
C000029663 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[50]
C000029663 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000029663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000029663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000029663 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000029663 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000029663 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000000601 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[51]
C000000601 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[51]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[51]
C000000601 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[51]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[51]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[51]
C000000601 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[51]
C000000601 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[51]
C000000601 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[51]
C000000601 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[51]
C000000601 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000000601 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000601 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000000601 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000000601 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000601 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000000603 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[52]
C000000603 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[52]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[52]
C000000603 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[52]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[52]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[52]
C000000603 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[52]
C000000603 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[52]
C000000603 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[52]
C000000603 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[52]
C000000603 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000000603 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000603 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000000603 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000000603 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000603 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000000604 [Member] | Government National Mortgage Association TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[53]
C000000604 [Member] | Government National Mortgage Association TBA 5 50 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[53]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 2 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[53]
C000000604 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[53]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 3 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[53]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 3 50 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[53]
C000000604 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[53]
C000000604 [Member] | U S Treasury Notes 3 50 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[53]
C000000604 [Member] | Government National Mortgage Association TBA 5 00 04 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[53]
C000000604 [Member] | Government National Mortgage Association TBA 2 00 03 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[53]
C000000604 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000000604 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000000604 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000000604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000164285 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000164285 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000164285 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000164285 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000164285 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000164285 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164285 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000164285 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164285 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164285 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000164285 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164285 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000023119 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000023119 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023119 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000023119 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023119 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000023119 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023119 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023119 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023119 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000023119 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000023119 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000023119 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000000607 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000607 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000607 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000607 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000000607 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000000607 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000607 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000607 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000607 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000000607 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000607 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000000607 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000000606 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000606 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000606 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000606 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000000606 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000000606 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000606 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000606 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000606 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000000606 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000606 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000000606 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071213 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071213 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000071213 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000071213 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000071213 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000071213 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000071213 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000071213 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000071213 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000071213 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071213 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000071213 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%

[1]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[7]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[8]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[9]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[26]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[31]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[32]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[33]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[34]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[35]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[36]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.